PGIM Ultra Short Municipal Bond ETF Average Annual Total Returns		12 Months Ended	18 Months Ended	19 Months Ended
	Aug. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg 1 Year Municipal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.47%	3.49%
Bloomberg Municipal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	3.81%	4.61%
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		4.12%	4.01%
Performance Inception Date	Jun. 24, 2024
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.08%	3.97%
Performance Inception Date	Jun. 24, 2024
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.84%	3.86%
Performance Inception Date	Jun. 24, 2024